ASPIRIANT RISK-MANAGED REAL ASSET FUND

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

Marketable Securities (46.79%)	Type of Investment	Units / Shares	Cost	Fair Value
Exchange-Traded Funds (38.23%)
Global X MLP & Energy Infrastructure ETF	Exchange-traded fund	87,694	$3,035,700	$3,186,800
Global X MLP ETF	Exchange-traded fund	53,074	2,200,401	2,051,310
Invesco S&P Global Water Index ETF	Exchange-traded fund	81,583	2,998,485	4,376,928
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,253,054	6,846,332
iShares Silver Trust[a]	Exchange-traded fund	59,209	1,499,436	1,434,042
Vanguard Global ex-U.S. Real Estate ETF	Exchange-traded fund	360,593	20,461,463	21,044,207
Vanguard Real Estate ETF	Exchange-traded fund	223,800	18,826,285	22,780,602
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	21,871	1,064,463	1,146,259
Total Exchange-Traded Funds			57,339,287	62,866,480

Mutual Funds (8.56%)
Lazard Global Listed Infrastructure Institutional Portfolio	Mutual Fund	363,873	5,900,000	5,771,019
Principal Real Estate Securities Fund R-6	Mutual Fund	266,935	6,500,000	8,304,343
Total Mutual Funds			12,400,000	14,075,362
Total Marketable Securities			69,739,287	76,941,842

Portfolio Funds [b] (54.86%)	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
Membership Interests (12.33%)
Green Courte Real Estate Partners III, LLC[a]	Private Real Estate		$3,410,026	$4,876,367	12/6/2011
Prime Property Fund, LLC	Private Real Estate	800	14,513,099	15,407,114	9/28/2017
Total Membership Interests			17,923,125	20,283,481

Non-Traded Real Estate Investment Trust (1.27%)
Blackstone Real Estate Income Trust, Inc.	Private Real Estate	165,318	2,000,000	2,084,196	6/1/2021
Total Non-Traded Real Estate Investment Trust			2,000,000	2,084,196

Partnership Interests (35.53%)
Beacon Capital Strategic Partners VI, L.P.[a]	Private Real Estate		419,151	25,127	2/15/2011
Carmel Partners Investment Fund III, L.P.[a]	Private Real Estate		-	725,413	6/29/2010
Carmel Partners Investment Fund IV, L.P.[a]	Private Real Estate		-	2,964,846	3/15/2012
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		2,334,526	4,987,543	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	5,489,345	7,851,322	8,345,998	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	3,041,992	4/29/2013
Cross Lake Real Estate Fund III L.P.[a]	Private Real Estate		1,900,537	1,909,161	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		2,000,000	2,085,829	6/1/2021
Europe Fund III, L.P.[a]	Private Real Estate		1,620,523	6,482	5/14/2007
GEM Realty Fund IV, L.P.[a]	Private Real Estate		436,459	16,435	6/29/2010
GEM Realty Securities Flagship, L.P.[a]	Long/Short		7,132,747	12,688,369	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		427,857	144,069	7/24/2020
Hampshire Partners Fund VIII, L.P.[a]	Private Real Estate		-	409,469	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	6,621	8,107,385	8,154,476	7/5/2018
HighBrook Income Property Fund, L.P.[a]	Private Real Estate		750,228	746,534	11/2/2012
Metropolitan Real Estate Partners International III-T, L.P.[a]	Private Real Estate		501,751	286,279	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a]	Private Real Estate		2,537,387	633,389	6/17/2011
Paladin Realty Latin America Investors II, L.P.[a]	Private Real Estate		878,679	163,442	1/4/2007
Paladin Realty Latin America Investors III, L.P.[a]	Private Real Estate		1,866,188	(104,811)	9/30/2009
Paulson Real Estate Fund II, L.P.[a]	Private Real Estate		3,765,969	9,558,394	5/24/2013
Prime Finance Partners IV, L.P.[a]	Structured Credit		-	312,188	12/29/2014
Sculptor Real Estate Fund IV L.P.[a]	Private Real Estate		1,411,281	1,309,680	4/6/2020
Square Mile Partners III, L.P.[a]	Structured Credit		394,030	7,776	7/29/2008
Total Partnership Interests			44,336,020	58,418,080

Shares of Beneficial Interest (5.73%)
AG Mortgage Value Partners, Ltd.[a]	Structured Credit	7,942	7,941,506	8,237,822	1/1/2020
AG REDI, Ltd.[a]	Structured Credit	1,444	1,980,016	1,178,385	1/1/2020
Total Shares of Beneficial Interest			9,921,522	9,416,207
Total Portfolio Funds			74,180,667	90,201,964

Total Investments (101.65%)			$143,919,954	$167,143,806

Liabilities in excess of other assets (-1.65%)				(2,721,012)

Partners' Capital (100.00%)				$164,422,794

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

All investments are domiciled in the United States of America, except Europe Fund III, L.P. which is domiciled in the United Kingdom.